United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/18

Date of Reporting Period: Quarter ended 10/31/17

Item 1.	Schedule of Investments

Federated Government Income Trust
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—96.1%
		Federal Home Loan Mortgage Corporation—15.9%
$3,962,267		3.000%, 5/1/2045	$3,974,878
550,969		3.500%, 11/1/2025	573,396
1,555,239		3.500%, 8/1/2026	1,619,031
1,724,019		3.500%, 6/1/2032	1,788,610
3,416,282		3.500%, 5/1/2046	3,512,514
12,500,000	[2]	3.500%, 11/1/2047	12,847,712
916,050		4.000%, 8/1/2025	961,013
20,775,073		4.000%, 1/1/2047	21,810,276
389,960		4.500%, 6/1/2019	396,048
843,940		4.500%, 3/1/2024	884,224
716,634		4.500%, 11/1/2039	772,054
1,136,109		4.500%, 4/1/2040	1,223,969
835,288		4.500%, 5/1/2040	899,884
1,373,929		4.500%, 6/1/2040	1,480,180
220,681		4.500%, 9/1/2040	237,747
1,177,005		4.500%, 9/1/2040	1,268,027
385,003		5.000%, 8/1/2023	405,418
1,336,256		5.000%, 1/1/2034	1,458,819
203,205		5.000%, 5/1/2034	221,877
707,985		5.000%, 9/1/2039	774,619
2,199,924		5.000%, 10/1/2039	2,406,973
839,560		5.000%, 12/1/2039	917,790
124,139		5.500%, 12/1/2021	130,490
21,669		5.500%, 1/1/2022	22,814
71,000		5.500%, 1/1/2022	74,192
107,040		5.500%, 1/1/2022	112,428
1,055,658		5.500%, 5/1/2034	1,173,206
21,045		5.500%, 12/1/2035	23,435
43,075		5.500%, 3/1/2036	47,949
179,592		5.500%, 3/1/2036	200,083
659,265		5.500%, 10/1/2037	734,922
489,529		5.500%, 1/1/2038	545,707
210,810		5.500%, 3/1/2038	235,002
182,225		5.500%, 11/1/2038	202,795
178,747		5.500%, 1/1/2039	199,260
246,797		6.000%, 4/1/2036	279,369
657,336		6.000%, 7/1/2037	744,066
153,874		6.000%, 3/1/2038	174,366
155,787		6.000%, 4/1/2038	176,552
77,674		6.000%, 9/1/2038	87,748
17,333		6.000%, 9/1/2038	19,589
26,075		6.500%, 9/1/2029	29,325
35,278		7.000%, 2/1/2031	41,507
8,257		7.000%, 10/1/2031	9,284
46,721		7.000%, 10/1/2031	53,345

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$83,339		7.000%, 1/1/2032	$97,750
176,259		7.000%, 3/1/2032	205,139
1,480		7.500%, 2/1/2027	1,586
159,621		7.500%, 6/1/2027	182,785
18,247		7.500%, 8/1/2029	21,427
2,354		7.500%, 3/1/2030	2,790
5,571		7.500%, 1/1/2031	6,604
110,841		7.500%, 2/1/2031	131,011
		TOTAL	66,401,585
		Federal National Mortgage Association—41.3%
4,558,664		3.000%, 6/1/2027	4,678,863
3,259,961		3.000%, 7/1/2027	3,345,916
1,791,442		3.000%, 6/1/2032	1,837,521
4,677,197		3.000%, 8/1/2032	4,797,503
14,030,606		3.000%, 6/1/2043	14,128,424
3,259,074		3.000%, 8/1/2045	3,268,556
3,997,022		3.000%, 8/1/2045	4,008,651
49,660,570		3.000%, 10/1/2046	49,781,772
1,095,641		3.500%, 1/1/2026	1,138,184
8,113,095		3.500%, 12/1/2041	8,391,702
1,626,561		3.500%, 4/1/2042	1,681,909
4,364,429		3.500%, 9/1/2042	4,512,259
566,905		3.500%, 9/1/2042	586,107
4,285,806		3.500%, 9/1/2042	4,430,973
531,320		3.500%, 9/1/2042	549,566
1,166,628		3.500%, 12/1/2042	1,205,232
5,664,774		3.500%, 12/1/2046	5,824,342
4,718,955		4.000%, 12/1/2031	4,996,678
3,088,707		4.000%, 12/1/2041	3,265,176
11,899,067		4.000%, 12/1/2041	12,610,512
1,807,499		4.000%, 4/1/2042	1,909,357
4,061,266		4.000%, 6/1/2042	4,288,859
8,506,775		4.000%, 12/1/2042	9,012,737
2,627,147		4.500%, 9/1/2041	2,868,900
1,507,769		4.500%, 10/1/2041	1,623,428
3,252,226		4.500%, 11/1/2041	3,507,799
380,714		4.500%, 11/1/2041	410,038
1,593,256		4.500%, 1/1/2042	1,714,477
443,834		5.000%, 10/1/2023	467,579
222,776		5.000%, 4/1/2024	235,209
1,207,280		5.000%, 7/1/2034	1,318,273
1,779,477		5.000%, 1/1/2040	1,945,149
541,224		5.500%, 9/1/2034	602,337
757,651		5.500%, 6/1/2035	843,494
679,752		5.500%, 12/1/2035	756,074
152,253		5.500%, 4/1/2036	168,700
531,869		5.500%, 4/1/2036	591,257
421,241		5.500%, 9/1/2037	469,549
56,308		6.000%, 2/1/2022	59,645

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$979,085		6.000%, 2/1/2033	$1,107,019
59,594		6.000%, 5/1/2036	67,516
165,297		6.000%, 7/1/2036	187,641
670,787		6.000%, 1/1/2037	758,250
62,376		6.000%, 9/1/2037	70,581
92,697		6.000%, 9/1/2037	104,958
183,651		6.000%, 6/1/2038	207,636
103,174		6.000%, 8/1/2038	116,970
139,077		6.000%, 10/1/2038	158,170
7,542		6.500%, 12/1/2027	8,408
7,936		6.500%, 4/1/2028	9,002
3,670		6.500%, 6/1/2029	4,203
10,739		6.500%, 7/1/2029	12,278
3,043		6.500%, 8/1/2029	3,468
13,255		6.500%, 8/1/2029	15,081
78,148		6.500%, 4/1/2032	89,068
291,593		6.500%, 5/1/2032	335,371
37,097		6.500%, 8/1/2034	42,524
52,800		6.500%, 12/1/2035	60,658
71,657		6.500%, 7/1/2037	82,367
680,923		6.500%, 8/1/2037	781,575
115,206		6.500%, 9/1/2037	132,518
1,922		7.000%, 7/1/2029	2,231
9,875		7.000%, 9/1/2029	10,888
712		7.000%, 10/1/2031	789
64,617		7.000%, 11/1/2031	75,754
53,028		7.000%, 12/1/2031	62,299
26,431		7.000%, 12/1/2031	30,612
6,559		7.000%, 12/1/2031	6,989
27,074		7.000%, 12/1/2031	31,606
9,114		7.000%, 1/1/2032	10,647
37,366		7.000%, 2/1/2032	43,965
22,304		7.500%, 7/1/2028	26,175
58,291		7.500%, 8/1/2031	69,108
128,798		8.000%, 12/1/2026	150,065
17		10.000%, 1/1/2018	17
15,630		10.000%, 9/1/2021	17,296
692		10.000%, 11/1/2021	726
30		10.500%, 12/1/2019	31
1,020		10.500%, 1/1/2021	1,049
73		10.500%, 4/1/2022	77
		TOTAL	172,728,293
		Government National Mortgage Association—38.9%
6,780,879		3.000%, 5/20/2047	6,865,116
20,000,000	[2]	3.000%, 11/20/2047	20,232,832
3,037,275		3.500%, 12/15/2040	3,161,361
6,123,560		3.500%, 9/15/2041	6,373,735
1,279,781		3.500%, 1/15/2042	1,335,065
2,524,528		3.500%, 2/15/2042	2,633,584

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,641,832		3.500%, 5/20/2042	$1,708,652
702,401		3.500%, 8/15/2042	733,841
4,106,595		3.500%, 8/20/2042	4,273,726
1,150,632		3.500%, 9/15/2042	1,200,696
1,011,652		3.500%, 9/15/2042	1,056,934
45,000,000	[2]	3.500%, 11/20/2047	46,674,976
4,681,025		4.000%, 3/15/2042	4,961,247
2,077,322		4.000%, 8/15/2042	2,217,907
1,399,430		4.000%, 12/15/2042	1,483,204
3,046,165		4.000%, 2/15/2043	3,264,692
1,627,013		4.000%, 2/15/2043	1,737,630
2,194,010		4.000%, 3/15/2043	2,343,177
1,584,228		4.000%, 3/15/2043	1,679,066
3,399,462		4.000%, 3/15/2043	3,643,334
1,242,360		4.000%, 3/15/2043	1,331,485
2,934,336		4.500%, 6/15/2040	3,164,010
4,190,948		4.500%, 8/15/2040	4,537,314
1,982,549		4.500%, 8/15/2040	2,136,055
2,966,831		4.500%, 11/15/2040	3,210,175
737,518		4.500%, 1/15/2042	793,932
319,391		4.500%, 2/15/2042	343,821
989,502		5.000%, 10/15/2033	1,083,816
1,742,744		5.000%, 6/20/2034	1,906,677
734,392		5.000%, 5/20/2039	801,589
422,756		5.000%, 7/20/2039	463,816
371,754		5.000%, 8/20/2039	407,861
3,203,395		5.000%, 2/15/2040	3,549,686
811,866		5.000%, 2/20/2040	892,272
1,613,979		5.000%, 9/15/2041	1,769,791
1,420,779		5.000%, 10/15/2041	1,557,939
531,070		5.500%, 7/20/2033	590,109
213,227		5.500%, 4/15/2034	238,055
792,836		5.500%, 6/15/2034	887,864
617,798		5.500%, 10/20/2034	687,394
2,249,736		5.500%, 7/20/2035	2,507,217
299,432		5.500%, 11/20/2038	334,543
62,510		6.000%, 8/15/2031	71,258
68,040		6.000%, 9/15/2031	77,046
16,336		6.000%, 9/15/2031	18,576
45,084		6.000%, 11/15/2031	51,258
56,531		6.000%, 1/15/2032	64,535
20,529		6.000%, 1/15/2032	23,387
73,025		6.000%, 1/15/2032	83,396
86,174		6.000%, 1/15/2032	98,266
131,189		6.000%, 2/15/2032	150,766
64,843		6.000%, 3/15/2032	73,671
312,891		6.000%, 4/15/2032	357,564
81,495		6.000%, 5/15/2032	93,564
513,870		6.000%, 5/15/2036	586,000

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$65,281		6.000%, 6/15/2036	$75,111
2,103,841		6.000%, 6/20/2036	2,394,887
1,426,688		6.000%, 7/20/2036	1,624,707
378,366		6.000%, 7/20/2038	430,571
7,476		6.500%, 5/15/2027	8,479
11,212		6.500%, 1/15/2029	12,927
15,304		6.500%, 1/15/2029	17,597
12,483		6.500%, 1/20/2029	14,259
6,369		6.500%, 2/15/2029	7,116
11,539		6.500%, 3/15/2029	13,275
11,374		6.500%, 3/15/2029	13,128
4,421		6.500%, 3/20/2029	5,059
6,689		6.500%, 5/20/2029	7,673
30,863		6.500%, 6/15/2029	35,365
13,822		6.500%, 7/20/2029	15,837
7,004		6.500%, 8/20/2029	8,049
4,034		6.500%, 10/20/2029	4,619
6,330		6.500%, 11/20/2029	7,286
3,318		6.500%, 10/20/2030	3,830
8,209		6.500%, 4/20/2031	9,492
3,997		6.500%, 5/20/2031	4,625
24,662		6.500%, 6/20/2031	28,517
9,002		6.500%, 7/15/2031	10,440
1,078		6.500%, 7/15/2031	1,253
6,653		6.500%, 7/20/2031	7,703
6,993		6.500%, 10/20/2031	8,103
5,810		6.500%, 11/20/2031	6,735
17,024		6.500%, 1/20/2032	19,727
268,529		6.500%, 10/20/2038	307,657
29,475		7.000%, 6/15/2026	33,248
9,723		7.000%, 6/15/2026	11,017
12,899		7.000%, 12/15/2026	14,590
13,956		7.000%, 6/15/2027	15,892
2,498		7.000%, 10/15/2027	2,858
16,387		7.000%, 11/15/2027	18,734
7,691		7.000%, 2/15/2028	8,786
21,050		7.000%, 4/15/2028	24,192
5,074		7.000%, 6/15/2028	5,856
29,085		7.000%, 6/15/2028	33,591
12,176		7.000%, 7/15/2028	14,003
38,141		7.000%, 7/15/2028	44,167
102,390		7.000%, 8/15/2028	118,873
13,746		7.000%, 8/15/2028	15,854
2,056		7.000%, 9/15/2028	2,327
4,767		7.000%, 9/15/2028	5,513
10,544		7.000%, 10/15/2028	12,241
9,619		7.000%, 10/15/2028	11,138
20,668		7.000%, 10/15/2028	23,869
70,214		7.000%, 11/15/2028	80,575

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$62,012		7.000%, 11/15/2028	$72,304
26,750		7.000%, 12/15/2028	30,872
28,734		7.000%, 12/15/2028	33,140
16,568		7.000%, 12/15/2028	19,329
81,557		7.000%, 12/15/2028	93,729
3,027		7.000%, 1/15/2029	3,520
4,676		7.000%, 1/15/2029	5,446
8,529		7.000%, 1/15/2029	9,870
7,994		7.000%, 1/15/2029	9,232
4,447		7.000%, 1/15/2029	4,984
12,781		7.000%, 1/15/2029	14,884
15,110		7.000%, 1/15/2029	17,564
37,271		7.000%, 1/15/2029	43,508
6,759		7.000%, 1/15/2029	7,521
5,425		7.000%, 1/15/2029	5,856
13,265		7.000%, 1/15/2029	15,476
16,225		7.000%, 1/15/2029	18,951
12,423		7.000%, 1/15/2029	14,458
3,429		7.000%, 2/15/2029	4,001
8,300		7.000%, 2/15/2029	9,039
15,074		7.000%, 2/15/2029	17,500
8,063		7.000%, 2/15/2029	9,395
4,702		7.000%, 2/15/2029	5,452
12,442		7.000%, 2/15/2029	14,490
405		7.000%, 2/15/2029	468
174		7.000%, 2/15/2029	197
2,031		7.000%, 3/15/2029	2,375
1,855		7.000%, 3/15/2029	2,148
18,924		7.000%, 3/15/2029	21,733
5,070		7.000%, 3/15/2029	5,894
1,298		7.000%, 3/15/2029	1,516
1,257		7.000%, 3/15/2029	1,469
1,318		7.000%, 3/15/2029	1,538
119		7.000%, 3/15/2029	127
300		7.000%, 3/15/2029	318
3,121		7.000%, 3/15/2029	3,600
11,447		7.000%, 4/15/2029	13,393
12,480		7.000%, 4/15/2029	14,413
3,859		7.000%, 4/15/2029	4,066
61,348		7.000%, 4/15/2029	71,487
5,138		7.000%, 4/15/2029	5,965
6,022		7.000%, 4/15/2029	7,038
3,486		7.000%, 4/15/2029	4,032
60,303		7.000%, 4/15/2029	70,554
132		7.000%, 4/15/2029	154
6,671		7.000%, 4/15/2029	7,760
10,097		7.000%, 4/15/2029	11,489
268		7.000%, 4/15/2029	313
43,863		7.000%, 4/15/2029	50,859

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$4,810		7.000%, 5/15/2029	$5,563
687		7.000%, 5/15/2029	783
1,112		7.000%, 5/15/2029	1,295
2,812		7.000%, 5/15/2029	3,286
3,389		7.000%, 5/15/2029	3,967
3,480		7.000%, 5/15/2029	4,055
42,536		7.000%, 5/15/2029	49,224
10,301		7.000%, 6/15/2029	12,038
3,268		7.000%, 6/15/2029	3,826
4,595		7.000%, 6/15/2029	5,342
7,333		7.000%, 6/15/2029	8,589
847		7.000%, 6/15/2029	860
355		7.000%, 6/15/2029	415
5,079		7.000%, 6/15/2029	5,609
842		7.000%, 6/15/2029	986
15,778		7.000%, 6/15/2029	18,407
2,070		7.000%, 6/15/2029	2,423
1,010		7.000%, 6/15/2029	1,182
7,683		7.000%, 7/15/2029	8,963
2,949		7.000%, 7/15/2029	3,394
13,495		7.000%, 7/15/2029	15,790
70,400		7.000%, 7/15/2029	81,985
12,102		7.000%, 7/15/2029	14,175
3,124		7.000%, 7/15/2029	3,443
5,126		7.000%, 7/15/2029	5,984
6,707		7.000%, 7/15/2029	7,856
6,035		7.000%, 7/15/2029	6,980
9,906		7.000%, 7/15/2029	11,441
1,514		7.000%, 8/15/2029	1,739
2,815		7.000%, 8/15/2029	3,228
2,309		7.000%, 8/15/2029	2,707
4,132		7.000%, 8/15/2029	4,815
1,767		7.000%, 8/15/2029	2,071
3,740		7.000%, 8/15/2029	4,379
12,572		7.000%, 8/15/2029	14,587
4,539		7.000%, 9/15/2029	5,286
15,688		7.000%, 9/15/2029	18,355
7,559		7.000%, 9/15/2029	8,830
5,500		7.000%, 9/15/2029	6,442
8,453		7.000%, 9/15/2029	9,896
7,271		7.000%, 9/15/2029	8,525
4,357		7.000%, 10/15/2029	4,807
2,310		7.000%, 11/15/2029	2,712
22,289		7.000%, 12/15/2029	25,988
9,204		7.000%, 12/15/2029	9,936
6,703		7.000%, 12/15/2029	7,792
4,776		7.000%, 1/15/2030	5,589
23,031		7.000%, 1/15/2030	27,078
15,722		7.000%, 1/15/2030	18,120

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$15,127		7.000%, 1/15/2030	$17,689
4,162		7.000%, 1/15/2030	4,790
25,668		7.000%, 2/15/2030	29,743
14,051		7.000%, 2/15/2030	16,520
14,500		7.000%, 2/15/2030	16,866
3,647		7.000%, 2/15/2030	4,279
2,453		7.000%, 2/15/2030	2,612
61,312		7.000%, 2/15/2030	72,121
60,994		7.000%, 3/15/2030	71,403
25,484		7.000%, 3/15/2030	29,766
8,986		7.000%, 4/15/2030	10,425
3,885		7.000%, 4/15/2030	4,572
19,153		7.000%, 6/15/2030	22,575
6,685		7.000%, 6/15/2030	7,817
51,763		7.000%, 8/15/2030	60,890
8,787		7.000%, 8/15/2030	10,269
14,689		7.000%, 9/15/2030	16,780
16,668		7.000%, 10/15/2030	19,617
8,734		7.000%, 10/15/2030	10,008
290		7.000%, 10/15/2030	301
32,134		7.000%, 10/15/2030	37,913
6,740		7.000%, 11/15/2030	7,948
126,559		7.000%, 2/15/2031	148,609
10,557		7.000%, 2/15/2031	12,413
20,038		7.000%, 3/15/2031	23,381
43,761		7.000%, 3/15/2031	51,431
1,192		7.000%, 7/15/2031	1,394
542		7.000%, 9/15/2031	628
24,517		7.000%, 10/15/2031	28,902
11,104		7.000%, 11/15/2031	13,111
17,375		7.000%, 1/15/2032	20,236
10,249		7.000%, 4/15/2032	11,948
16,953		7.000%, 5/15/2032	19,753
933		7.000%, 11/15/2032	1,059
657		7.000%, 1/15/2033	774
297,269		7.500%, 11/15/2027	346,427
264,470		7.500%, 11/15/2027	307,788
679		7.500%, 4/15/2029	793
5,968		7.500%, 6/15/2029	7,059
6,438		7.500%, 7/15/2029	7,416
2,254		7.500%, 7/15/2029	2,574
479		7.500%, 7/15/2029	564
2,381		7.500%, 7/15/2029	2,777
10,981		7.500%, 8/15/2029	13,003
42,322		7.500%, 8/15/2029	50,142
827		7.500%, 8/15/2029	906
36,309		7.500%, 8/15/2029	41,386
1,406		7.500%, 8/15/2029	1,666
1,120		7.500%, 8/15/2029	1,315

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$51,231		7.500%, 8/15/2029	$60,111
53,897		7.500%, 8/15/2029	63,673
39,246		7.500%, 8/15/2029	46,364
31,125		7.500%, 8/20/2029	36,566
6,832		7.500%, 9/15/2029	7,939
60,396		7.500%, 9/15/2029	71,350
5,760		7.500%, 10/15/2029	6,833
16,485		7.500%, 10/15/2029	18,958
10,141		7.500%, 10/15/2029	12,029
27,852		7.500%, 10/15/2029	31,236
44,869		7.500%, 10/15/2029	52,881
9,704		7.500%, 12/15/2029	11,401
12,854		7.500%, 1/15/2030	15,112
22,046		7.500%, 3/20/2030	26,015
35,754		7.500%, 8/15/2030	42,112
126		7.500%, 10/15/2030	135
42,615		7.500%, 10/15/2030	50,285
144,645		7.500%, 10/15/2030	169,828
31,022		7.500%, 10/15/2030	36,816
20,751		7.500%, 11/15/2030	24,470
12,600		7.500%, 11/20/2030	14,929
16,428		7.500%, 12/15/2030	19,452
8,497		7.500%, 1/15/2031	10,152
6,966		7.500%, 2/15/2031	8,314
32,722		7.500%, 4/20/2031	38,745
71,987		7.500%, 7/15/2031	84,932
1,916		7.500%, 9/15/2031	2,263
18,091		7.500%, 9/15/2031	20,706
8,188		7.500%, 9/15/2031	9,694
18,702		7.500%, 10/15/2031	22,267
16,775		7.500%, 11/15/2031	19,891
17,868		7.500%, 12/15/2031	20,549
7,991		7.500%, 2/15/2032	9,543
14,082		7.500%, 3/15/2032	16,657
9,706		7.500%, 5/15/2032	11,519
4,121		8.000%, 11/15/2023	4,599
116,727		8.000%, 11/15/2027	136,325
63,934		8.000%, 11/15/2027	75,492
11,244		8.000%, 5/15/2029	13,563
108,212		8.000%, 8/15/2029	130,267
81,820		8.000%, 11/15/2029	98,958
34,597		8.000%, 12/15/2029	41,870
1,723		8.000%, 12/15/2029	1,880
3,185		8.000%, 1/15/2030	3,852
15,902		8.000%, 1/15/2030	19,270
7,369		8.000%, 1/15/2030	8,852
3,295		8.000%, 2/15/2030	3,492
4,783		8.000%, 2/15/2030	5,777
3,285		8.000%, 3/15/2030	3,645

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$14,071		8.000%, 4/15/2030	$17,093
1,429		8.000%, 4/15/2030	1,686
7,784		8.000%, 4/15/2030	9,420
948		8.000%, 4/15/2030	1,151
6,844		8.000%, 4/15/2030	8,228
5,340		8.000%, 4/15/2030	6,352
2,352		8.000%, 5/15/2030	2,859
1,557		8.000%, 5/15/2030	1,878
900		8.000%, 5/15/2030	913
812		8.000%, 5/15/2030	972
2,289		8.000%, 5/15/2030	2,727
7,036		8.000%, 5/15/2030	8,526
1,327		8.000%, 5/15/2030	1,352
9,747		8.000%, 5/15/2030	11,725
12,982		8.000%, 6/15/2030	15,504
1,029		8.000%, 6/15/2030	1,247
1,109		8.000%, 6/15/2030	1,346
2,217		8.000%, 6/15/2030	2,616
5,716		8.000%, 6/15/2030	6,890
10,651		8.000%, 6/15/2030	12,830
75,617		8.000%, 6/15/2030	91,515
36,265		8.000%, 6/15/2030	44,107
9,347		8.000%, 6/15/2030	11,305
51,877		8.000%, 7/15/2030	63,020
3,073		8.000%, 7/15/2030	3,471
2,926		8.000%, 7/15/2030	3,543
11,014		8.000%, 7/15/2030	13,404
6,379		8.000%, 7/15/2030	7,700
28,969		8.000%, 8/15/2032	34,095
20,606		8.000%, 8/15/2032	25,246
38,274		8.500%, 6/15/2030	42,916
		TOTAL	163,080,569
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $400,329,362)	402,210,447
		COLLATERALIZED MORTGAGE OBLIGATIONS—11.4%
		Government National Mortgage Association—11.4%
4,770,116	[3,4]	REMIC 2010-H02 FA, 1.917% (1-month USLIBOR +0.680%), 2/20/2060	4,790,938
15,584,562	[3,4]	REMIC 2010-H03 FA, 1.787% (1-month USLIBOR +0.550%), 3/20/2060	15,607,136
10,412,854	[3,4]	REMIC 2011-H03 FA, 1.731% (1-month USLIBOR +0.500%), 1/20/2061	10,404,761
4,109,943	[3,4]	REMIC 2011-H06 FA, 1.681% (1-month USLIBOR +0.450%), 2/20/2061	4,104,156
5,898,294	[3,4]	REMIC 2013-H15 FA, 1.771% (1-month USLIBOR +0.540%), 6/20/2063	5,905,683
7,086,580	[3,4]	REMIC 2013-H19 FB, 1.831% (1-month USLIBOR +0.600%), 8/20/2063	7,099,371
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $47,682,221)	47,912,045

Principal Amount or Shares			Value
		INVESTMENT COMPANY—11.6%
48,547,519	[5]	Federated Government Obligations Fund, Premier Shares, 0.94%[6] (IDENTIFIED COST $48,547,519)	$48,547,519
		TOTAL INVESTMENT IN SECURITIES—119.1% (IDENTIFIED COST $496,559,102)	498,670,011
		OTHER ASSETS AND LIABILITIES - NET—(19.1)%[7]	(79,904,016)
		TOTAL NET ASSETS—100%	$418,765,995
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2017	18,205,052
Purchases/Additions	92,595,279
Sales/Reductions	(62,252,812)
Balance of Shares Held 10/31/2017	48,547,519
Value	$48,547,519
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$187,273
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of October 31, 2017.
The average market value of purchased put options held by the Fund throughout the period was $11,150. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At October 31, 2017, the Fund had no outstanding purchased put options.
The average notional value of short futures contracts held by the Fund throughout the period was $17,124,919. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At October 31, 2017, the Fund had no outstanding futures contracts.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$402,210,447	$—	$402,210,447
Collateralized Mortgage Obligations	—	47,912,045	—	47,912,045
Investment Company	48,547,519	—	—	48,547,519
TOTAL SECURITIES	$48,547,519	$450,122,492	$—	$498,670,011
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2017